SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   APRIL 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

              			    Approx Asset
Date	         Number    Price   Value or Approx    Seller
Each   Ident   Shares     Per     Asset Cov/Shr   or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker


4-1   CEE       4600     11.9198     15.13         Paine Webber
4-5	" "       5800     12.2306     15.11             " "
4-6	" "       5800     12.3987     15.31             " "
4-7	" "       5000     12.6388     15.58.            " "
4-8	" "      58800     12.8601     15.84             " "
4-9	" "      20800     12.8023     15.83             " "
4-13	" "       6000     12.5594     15.72             " "
4-14	" "       5000     12.3875     15.64             " "
4-15	" "       2200     12.5313     15.56         Weeden & Co
4-16	" "       6300     12.5694     15.47             " "
4-19  " "       6800     12.6526     15.71             " "
4-20	" "       4100     12.6509     15.73             " "
4-21	" "       4000     12.6172     15.77             " "
4-22	" "       6800     12.6434     15.82             " "
4-23	" "       6000     12.75       15.94             " "
4-26	" "       2300     12.7038     15.91             " "


The Central European Equity Fund, Inc.
Name of Registrant
By Laura Weber - Assistant Treasurer
Date of Statement          5/10/99